Membership Interests (Schedule Of Changes To Accumulated Other Comprehensive Income (Loss)) (Details) - USD ($) $ in Millions	9 Months Ended		12 Months Ended
	Sep. 30, 2022	Sep. 30, 2021	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Accumulated Other Comprehensive Income (Loss) [Line Items]
Balance at beginning of period	$ (131)	$ (151)	$ (151)
Balance at end of period	(126)		(131)	$ (151)
Tax benefit cash flow hedges				6	$ 0
Tax expense cash flow hedges reclassified from AOCI	0	0	0	1
Cash Flow Hedges - Interest Rate Swap [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Balance at beginning of period	(36)	(39)	(39)	(18)	(16)
Defined benefit pension plans	0	0
Cash flow hedges — net decrease in fair value of derivatives (net of tax benefit of $6)				(24)	2
Cash flow hedge amounts reclassified from AOCI and reported in interest expense and related charges (net of tax $-)	2	2	3	3
Amounts reclassified from AOCI to capital account					(4)
Balance at end of period	(34)	(37)	(36)	(39)	(18)
Defined Benefit Pension and OPEB Plans [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Balance at beginning of period	(95)	(112)	(112)	(121)	(148)
Defined benefit pension plans	3	5	17	9	27
Cash flow hedges — net decrease in fair value of derivatives (net of tax benefit of $6)
Cash flow hedge amounts reclassified from AOCI and reported in interest expense and related charges (net of tax $-)	0	0
Amounts reclassified from AOCI to capital account
Balance at end of period	(92)	(107)	(95)	(112)	(121)
Accumulated Other Comprehensive Income (Loss) [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Balance at beginning of period	(131)	(151)	(151)	(139)	(164)
Defined benefit pension plans	3	5	17	9	27
Cash flow hedges — net decrease in fair value of derivatives (net of tax benefit of $6)				(24)	2
Cash flow hedge amounts reclassified from AOCI and reported in interest expense and related charges (net of tax $-)	2	2	3	3
Amounts reclassified from AOCI to capital account					(4)
Balance at end of period	$ (126)	$ (144)	$ (131)	$ (151)	$ (139)